CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital Henglong KYB	Additional Paid-in Capital	Retained Earnings - Appropriated	Unappropriated	Accumulated Other Comprehensive Loss	Treasury Stock	Non-controlling Interest Henglong KYB	Non-controlling Interest Wuhan Hyoseong New Material Co Ltd	Non-controlling Interest	Total
Treasury stock, shares							2,152,600
Balance at beginning of the period at Dec. 31, 2022	$ 3		$ 63,731	$ 11,851	$ 247,174	$ (3,413)	$ (7,695)			$ 15,182
Balance at January 1 (in shares) at Dec. 31, 2022	32,338,302
Contribution by the non-controlling interest									$ 3,459
Net income attributable to parent company					37,688						$ 37,658
Accretion of redeemable non-controlling interests					(30)
Net foreign currency translation adjustment attributable to parent company						(4,845)
Repurchase of common stock in 2025, 2024 and 2023 - nil, 15,000 and nil shares, respectively											0
Total parent company equity at Dec. 31, 2023											344,464
Net foreign currency translation adjustment attributable to non-controlling shareholder										(346)
Net income attributable to non-controlling interest										5,050	(5,050)
Balance at end of the period at Dec. 31, 2023	$ 3		63,731	11,851	284,832	(8,258)	$ (7,695)			23,345	367,809
Treasury stock, shares							2,152,600
Balance at January 1 (in shares) at Dec. 31, 2023	32,338,302
Change in non-controlling shareholder's interest in the Brazil Henglong			(66)							66
Contribution by the non-controlling interest		$ 5,991						$ 9,513
Net income attributable to parent company					30,002						29,979
Accretion of redeemable non-controlling interests					(23)
Appropriation of retained earnings				329	(329)
Dividend payables to common shareholders					(24,149)
Dividend payables to non-controlling interests					(60)
Net foreign currency translation adjustment attributable to parent company						(6,522)
Repurchase of common stock in 2025, 2024 and 2023 - nil, 15,000 and nil shares, respectively							$ (68)				(100)
Total parent company equity at Dec. 31, 2024											349,569
Net foreign currency translation adjustment attributable to non-controlling shareholder										(601)
Net income attributable to non-controlling interest										7,897	(7,897)
Balance at end of the period at Dec. 31, 2024	$ 3		69,656	12,180	290,273	(14,780)	$ (7,763)			40,220	$ 389,789
Treasury stock, shares							2,167,600				2,167,600
Balance at January 1 (in shares) at Dec. 31, 2024	32,338,302
Recapitalization in connection with Redomicile Merger	$ 29		(29)
Contribution by the non-controlling interest		$ 878						$ (878)
Net income attributable to parent company					42,838						$ 42,838
Appropriation of retained earnings				1,647	(1,647)
Net foreign currency translation adjustment attributable to parent company						8,054
Repurchase of common stock in 2025, 2024 and 2023 - nil, 15,000 and nil shares, respectively											0
Total parent company equity at Dec. 31, 2025											401,339
Net foreign currency translation adjustment attributable to non-controlling shareholder										1,146
Net income attributable to non-controlling interest										9,074	(9,074)
Distribution of cash dividends to non-controlling interests										(199)
Balance at end of the period at Dec. 31, 2025	$ 32		$ 70,505	$ 13,827	$ 331,464	$ (6,726)	$ (7,763)			$ 49,363	$ 450,702
Treasury stock, shares							2,167,600				2,167,600